Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Invesco Commercial Real Estate Finance Trust, Inc. (the “Company”)
Citigroup Global Markets Inc.
Wells Fargo Securities, LLC
Morgan Stanley & Co. LLC
BMO Capital Markets Corp.
Capital One Securities, Inc.
Barclays Capital Inc.
Nomura Securities International, Inc.
(collectively, the “Specified Parties”)

Re: INCREF 2026-FL2 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “INCREF 2026-FL2 Accounting Tape CSR.xlsx” provided by the Company on May 18, 2026 (the “Data File”), containing information on 36 collateral interests (the “Collateral Interests”) and the 103 related mortgaged properties (the “Mortgaged Properties”) as of June 9, 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by INCREF 2026-FL2 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Index Rate Assumption” means the rate of 3.67000%, which we were instructed to use by the Company where applicable in the Calculation Methodology.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Attachment C.

•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for all Collateral Interests and related Mortgaged Properties in the Data File and the associated findings are as follows:

A.	For the Collateral Interests and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those listed in the “Provided By Company” table of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those Compared Attributes listed in the “Provided By Company” table of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	For the Collateral Interests and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Collateral Interests and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests and related Mortgaged Properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
May 18, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Master Credit Agreement
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, STR Report
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, STR Report
Occupancy (%)	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, STR Report
Occupancy Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, STR Report
Ownership Interest	Title Policy
Loan Purpose	Settlement Statement, Purchase and Sale Agreement
Note Date	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
First Payment Date	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Deed of Trust, Settlement Statement, Loan History Report
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note

A-1

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Settlement Statement
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Future Funding Advance Conditions	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Mortgage Loan Balloon Balance ($)	Servicer Report, Loan Agreement, Loan Amendment, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Rate Type	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Index	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Mortgage Loan Margin	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Mortgage Loan Margin Change (Y/N)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Mortgage Loan Margin Change Description	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Mortgage Loan Index Floor	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Mortgage Loan Index Cap	Rate Cap Confirmation
Mortgage Loan Index Cap Termination Date	Rate Cap Confirmation
Mortgage Loan Index Cap Provider	Rate Cap Confirmation
Collateral Interest Margin	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
A-2

ATTACHMENT A

Attribute	Source Document(s)
Junior Participation Cut-off Date Margin	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
ARD Loan (Y/N)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Extension Options (Y/N)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Extension Options Description	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Amortization Type During Extensions	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
First Extension Period (months)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
First Extension Fee (%)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
First Extension Period Requirements	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
First Extension Cap	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Second Extension Period (months)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Second Extension Fee (%)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document

A-3

ATTACHMENT A

Attribute	Source Document(s)
Second Extension Period Requirements	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Second Extension Cap	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Third Extension Period (months)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Third Extension Fee (%)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Third Extension Period Requirements	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Third Extension Cap	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Fully Extended Maturity Date	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Extension Document
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Appraisal Report
Appraisal Stabilized Revenues ($)	Appraisal Report
Appraisal Stabilized Expenses ($)	Appraisal Report
Appraisal Stabilized NOI ($)	Appraisal Report
Appraisal Stabilized Reserves ($)	Appraisal Report
Appraisal Stabilized NCF ($)	Appraisal Report
Recourse	Guaranties, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Recourse Provisions	Guaranties, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex

A-5

ATTACHMENT A

Attribute	Source Document(s)
Recourse Carveout Guarantor	Guaranties, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Sponsor	Loan Agreement, Guaranties
Affiliated Sponsor (Y/N)	Loan Agreement, Guaranties
Tenants-in-common (Y/N)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Deed of Trust, TIC Agreement
Ground Lease (Y/N)	Ground Lease, Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Lease Estoppel
# of Ground Lease Extension Options	Ground Lease, Lease Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease, Lease Estoppel
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Insurance Certificate, Seismic Report, Engineering Report
Lockbox Type	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, DACA Agreement
Cash Management Type	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Cash Management Agreement
Cash Management Trigger Event	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Cash Management Agreement

A-6

ATTACHMENT A

Attribute	Source Document(s)
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Tax Escrow (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Springing Tax Escrow Description	Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Insurance Escrow (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Springing Insurance Escrow Description	Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Replacement Reserve (Cut-off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Replacement Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Replacement Reserve Cap($)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement, Settlement Statement

A-7

ATTACHMENT A

Attribute	Source Document(s)
Springing Replacement Reserve Description	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
TI/LC Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
TI/LC Reserve Cap($)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex

A-8

ATTACHMENT A

Attribute	Source Document(s)
Debt Service Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Debt Service Reserve Cap($)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement
Springing Debt Service Reserve Description	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Other Reserves (Cut-Off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Other Reserves (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Other Reserves Cap ($)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement, Settlement Statement
Other Reserves Description	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement, Settlement Statement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Other Reserves 2 (Cut-Off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Other Reserves 2 (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Other Reserves 2 Cap ($)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement, Settlement Statement

A-9

ATTACHMENT A

Attribute	Source Document(s)
Other Reserves 2 Description	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Reserve Agreement
Subordinate Debt (Y/N)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Mezzanine Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Subordinate Debt Type	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Mezzanine Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Subordinate Debt Margin	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Promissory Note, Mezzanine Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Subordinate Debt Cut-off Date Balance ($)	Servicer Report, Settlement Statement, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Mezzanine Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Future Debt Permitted (Y/N)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Permitted Future Debt Type	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Grace Period Default (Days)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Grace Period Late (Days)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Initial Prepayment Provision	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Remaining Call Protection (Cut-off Date)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex
Appraisal Firm	Appraisal Report

A-10

ATTACHMENT A

Attribute	Source Document(s)
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Interest Accrual Basis	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Loan Amendment, Promissory Note
Lookback Period	Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Loan Amendment, Promissory Note
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
Property Manager	Management Agreement
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
2nd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
2nd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
3rd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
3rd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease

A-11

ATTACHMENT A

Attribute	Source Document(s)
4th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
4th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
5th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease
5th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Unit Mix Summary, Lease

PROVIDED BY COMPANY

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company
Collateral Interest Type	Provided by the Company
# of Properties	Provided by the Company
Collateral Interest/Mortgaged Property Name	Provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company
Junior Participation Cut-off Date Balance	Provided by the Company
Junior Participation Balloon Payment ($)	Provided by the Company

A-12

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units.
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units.
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units.
Mortgage Loan Annual Debt Service Payment (IO) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Mortgage Loan Cut-off Date Interest Rate.
Mortgage Loan Annual Debt Service Payment (P&I) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Mortgage Loan Cut-off Date Interest Rate.
Mortgage Loan Annual Debt Service Payment (Cap) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Mortgage Loan Rate Cap.
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests.
Collateral Interest Balloon Balance ($)	Equal to Collateral Interest Cut-off Date Balance ($).
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Junior Participation Cut-off Date Balance and iii) Pari Passu Funded Amount.
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate.
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Mortgage Loan Rate Cap.
Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($).
Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin and Index Rate Assumption rounded by the respective rounding factor subject to Mortgage Loan Rate Floor.
Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap.
Mortgage Loan Rate Floor	Mortgage Loan Margin plus Mortgage Loan Index Floor.
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption rounded by the respective rounding factor subject to Mortgage Loan Rate Floor.
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Junior Participation Balloon Payment ($) minus Junior Participation Cut-off Date Balance.
Junior Participation Cut-off Date Interest Rate	The sum of the Junior Participation Cut-off Date Margin and Index Rate Assumption rounded by the respective rounding factor subject to junior participation rate floor.
Initial IO Period	For all Collateral Interests for which Amortization Type During Initial Term is Interest Only, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date.
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months).
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date.
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months).
Seasoning (months)	Number of payments between and including the First Payment Date and Cut-off Date, subject to a minimum of 0.
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months).
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).
Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($).
Collateral Interest Most Recent NOI DSCR	Set to equal Mortgage Loan Most Recent NOI DSCR.
Collateral Interest Most Recent NCF DSCR	Set to equal Mortgage Loan Most Recent NCF DSCR.
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Cut-off Date Mortgage Loan Most Recent NOI Debt Yield.
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Cut-off Date Mortgage Loan Most Recent NCF Debt Yield.
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).
Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($).
Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($).
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR.
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR.

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield.
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield.
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the lesser of i) product of Mortgage Loan Balloon Balance ($), Mortgage Loan Cut-off Date Interest Rate, 365/360 and ii) product of Mortgage Loan Balloon Balance ($), Mortgage Loan Rate Cap, 365/360.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the lesser of i) product of Mortgage Loan Balloon Balance ($), Mortgage Loan Cut-off Date Interest Rate, 365/360 and ii) product of Mortgage Loan Balloon Balance ($), Mortgage Loan Rate Cap, 365/360.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($).
Collateral Interest Underwritten Stabilized NOI DSCR	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR.
Collateral Interest Underwritten Stabilized NCF DSCR	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR.
Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield.
Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield.
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the lesser of i) product of Mortgage Loan Balloon Balance ($), Mortgage Loan Cut-off Date Interest Rate, 365/360 and ii) product of Mortgage Loan Balloon Balance ($), Mortgage Loan Rate Cap, 365/360.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the lesser of i) product of Mortgage Loan Balloon Balance ($), Mortgage Loan Cut-off Date Interest Rate, 365/360 and ii) product of Mortgage Loan Balloon Balance ($), Mortgage Loan Rate Cap, 365/360.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($).

B-4

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($).
Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR.
Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR.
Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield.
Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield.
Subordinate Debt Interest Rate	The sum of Index Rate Assumption (rounded based on related loan document) and the Subordinate Debt Margin.
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($).
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($).
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the sum of (a) the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (b) product of i) Subordinate Debt Cut-off Date Balance ($), ii) Subordinate Debt Interest Rate, and iii) 365/360, subject to any mezzanine interest rate cap in place.
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($).
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($).
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Balance ($) divided by Stabilized Appraised Value ($).
Collateral Interest Cut-off Date As-Is LTV Ratio	Set to equal Mortgage Loan Cut-off Date As-Is LTV Ratio.
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set to equal Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio.
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units.

B-5

ATTACHMENT B

Attribute	Calculation Methodology
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units.
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units.
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units.
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units.

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ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or Recomputed Attributes with the Source Document or Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	The Collateral Interests with Collateral Interest/Mortgaged Property Names equal to “1701 Market”, “Triten IOS Portfolio”, “8 Marcy Combined Loan”, “Gateway Infill Pool A”, “Gateway Infill Pool B” and “10 Centennial” and the delayed closed Mortgaged Property “1290 Grove Street”, were not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Master Credit Agreement, Joinder and Reaffirmation Agreement, Mortgage Loan Annex, Settlement Statement, Title Policy, Guaranties, Management Agreement, TIC Agreement, Cash Management Agreement, Rate Cap Confirmation, Appraisal Report, Engineering Report, Phase I Environmental Report, Phase II Environmental Report, Company Underwritten Cash Flow Statement, Underwritten Rent Roll, or other Source Document(s) and we were instructed by the Company to assume that all “Compared Attributes” relating to these Collateral Interests and related Mortgaged Properties and the delayed close Mortgaged Property are accurate and not to perform any comparison procedure.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interests and Mortgaged Properties and Compared Attributes or Recomputed Attribute(s):

Collateral Interest/Mortgaged Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Canyon Commerce Center; Towne Centre Drive; AirParc Heights; 7400 Hazard; 2200 Sullivan; Westinghouse 35; 175 W 87th Street Combined Loan; Broadstone Westgate; Gateway Infill Pool A; Modera Washington; 33rd Street Industrial; Hialeah Infill Industrial Park	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR; Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Set to 1.00x

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ATTACHMENT C

Collateral Interest/Mortgaged Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction

13th & Olive; Cottages at San Marcos; The Wilde; 21 Oaks; The Oliver; Arches on the Lake; Enclave 425

Canyon Commerce Center; Towne Centre Drive; AirParc Heights; 7400 Hazard; 2200 Sullivan; Westinghouse 35

Mortgage Loan Most Recent NOI DSCR; Mortgage Loan Most Recent NCF DSCR; Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR; Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR; Cut-off Date Mortgage Loan Most Recent NOI Debt Yield; Cut-off Date Mortgage Loan Most Recent NCF Debt Yield; Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield; Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield; Mortgage Loan Cut-off Date As-Is LTV Ratio; Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio; Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield; Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield; Mortgage Loan Commitment Original Balance / Unit ($); Mortgage Loan Cut-off Date Balance / Unit ($); Mortgage Loan Balloon Balance / Unit ($); Total Debt Cut-off Date As-Is LTV; Total Debt Cut-off Date UW NCF DSCR; Total Debt Cut-off Date UW NOI DY

For all Collateral Interests where the “Cross Collateralized and Cross Defaulted Loan Flag” Compared Attribute was not equal to ‘N’, Collateral Interests with the same “Cross Collateralized and Cross Defaulted Loan Flag” were considered to be a group (each, a “Crossed Collateralized Group”). Each underlying Collateral Interest in a Crossed Collateralized Group is treated as having the same balance per unit, ltv, dscr and debt yield metrics as such Crossed Collateralized Group as a whole. These ratios reflect metrics that were calculated using the aggregate Crossed Collateralized Group values for net operating income, net cash flow, balance, debt service, appraised value and number of units as specified in each of the related calculation methodologies.

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ATTACHMENT C

Collateral Interest/Mortgaged Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
3455 NW 54th Street; 5400 NW 32nd Court; 5530 NW 32nd Court; Southside Logistics Center 1; Southside Logistics Center 2; 6601 Guada Coma; 6389 FM 3009 - Building B; 6389 FM 3009 - Building A; 6085 Corridor Pkwy	Mortgage Loan Commitment Original Balance ($); Mortgage Loan Initial Funded Amount ($); Mortgage Loan Cut-off Date Balance ($); Mortgage Loan Balloon Balance ($)	Allocated the values pro rata to the respective Mortgage Properties using the “Number of Units” allocations.
1801 California Street; 3099 Washington Street; 4005 California Street; 2425 Buchanan Street; 1555 Chestnut Street; 755 6th Avenue; 104 Guerrero Street; 748 Page Street; 201 Divisadero Street; 625 Guerrero Street; 2835 Van Ness Avenue; 696 Valencia Street; 589 Dolores Street; 726 Fillmore Street; 1740 Sacramento Street; 676 Greenwich Street; 1 Scott Street; 1051 Post Street; 1338 Stevenson Street; 1290 Grove Street; 33rd Street Industrial Center - Building 9; 33rd Street Industrial Center - Building 6; 33rd Street Industrial Center - Building 8; 33rd Street Industrial Center - Building 7; 33rd Street Industrial Center - Building 4; 33rd Street Industrial Center - Building 3; 33rd Street Industrial Center - Building 5; 33rd Street Industrial Center - Building 2; 33rd Street Industrial Center - Building 1; Hewlett; Herricks; Oceanside	Mortgage Loan Initial Funded Amount ($); Mortgage Loan Cut-off Date Balance ($)	Allocated the values pro rata to the respective Mortgage Properties using the “Mortgage Loan Commitment Original Balance ($)” allocations.

C-3